Fair Value Measurements (Tables)	3 Months Ended
Mar. 31, 2022
Fair Value Disclosures [Abstract]
Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis
The following table presents information about the Company’s financial liabilities that are measured at fair value on a recurring basis as of March 31, 2022, by level within the fair value hierarchy:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Assets:
Investments held in Trust Account—U.S. Treasury Securities (1)	$230,030,808	$—	$—
Liabilities:
Derivative warrant liabilities—Class 1 Warrants	$—	$—	$9,200,000
Derivative warrant liabilities—Private Placement Warrants	$—	$—	$6,400,000

Summary of Fair Value Measurements Inputs
The following table provides quantitative information regarding Level 3 fair value measurements inputs for the outstanding warrants at their measurement dates:

	As of March 4, 2022	As of March 31, 2022

Exercise price	$11.50	$11.50
Stock price	$9.18	$9.22
Term (years)	6.0	6.0
Volatility	8.9%	7.5%
Risk-free rate	1.87%	2.41%
Dividend yield	0.0%	0.0%